SIGNIFICANT ACCOUNTING POLICIES - Contracts in Progress (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Contracts In Progress [Line Items]
Costs and estimated earnings in excess of billings ($26,186 and $10,375 related to VIEs) (Note 2)	$ 330,432	$ 431,042
Contracts in Progress, Liability	(1,218,824)	(1,589,328)
Asset
Contracts In Progress [Line Items]
Costs and estimated earnings on contracts in progress	7,852,740	10,445,182
Billings on contracts in progress	(7,522,308)	(10,014,140)
Liability
Contracts In Progress [Line Items]
Costs and estimated earnings on contracts in progress	22,544,241	17,779,376
Billings on contracts in progress	(23,763,065)	(19,368,704)
Contracts in Progress, Net, Asset
Contracts In Progress [Line Items]
Costs and estimated earnings in excess of billings ($26,186 and $10,375 related to VIEs) (Note 2)	330,432	431,042
Contracts in Progress, Net Liability
Contracts In Progress [Line Items]
Contracts in Progress, Liability	$ (1,218,824)	$ (1,589,328)